1933 Act Registration Number 333-174385

1940 Act Registration Number 811-22560

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 5

Plainsboro Funds

4 Windmill Court

Plainsboro, New Jersey 08536

(Exact Name of Registrant as Specified in Charter)

(Address of Principal Office)

Registrant's Telephone Number, including Area Code:

609-356-9922

(Name and Address of Agent for Service)

Capitol Services, Inc., Dover, DE 19901

With Copies to:

Yang Xiang Plainsboro Global Capital Inc. 4 Windmill Court Plainsboro, New Jersey 08536 (609) 356-9922	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 11300 Tomahawk Creek Parkway , Suite 310 Leawood, KS 66211 (913) 660-0778

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] On (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] On (date) pursuant to paragraph (a)(2) of Rule 485

[  ] As soon as practicable after the effective date of this registration statement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Plainsboro in the State of New Jersey, on the 7th day of January, 2013.

Plainsboro Funds

By: /s/ Yang Xiang Yang Xiang, Chairman of the Board, Principal Executive Officer and Principal Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of January, 2013.

By:

/s/ Yang Xiang

Yang Xiang

 Chairman of the Board, Principal Executive Officer and Principal Financial Officer

/s/ Hsien Chung E. Yang

Hsien Chung E. Yang, Trustee

/s/ Jiyang Shen

 Jiyang Shen, Trustee

*By: Yang Xiang

Attorney-in-fact pursuant to Powers of Attorney

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase